Fair Value Hierarchy of Financial Assets and Liabilities (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011 Quoted Price in Active Markets for Identical Assets, Level 1 [Member]	Dec. 31, 2010 Quoted Price in Active Markets for Identical Assets, Level 1 [Member]	Dec. 31, 2011 Significant Other Observable Inputs, Level 2 [Member]	Dec. 31, 2010 Significant Other Observable Inputs, Level 2 [Member]	Dec. 31, 2011 Significant Unobservable Inputs, Level 3 [Member]	Dec. 31, 2010 Significant Unobservable Inputs, Level 3 [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Intangible assets							$ 822,958
Goodwill
Assets, Non-recurring	$ 0						$ 822,958